Troubled Debt Restructuring (Details) - USD ($)							6 Months Ended
	Nov. 30, 2024	Nov. 15, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 25, 2024	Feb. 29, 2024	Sep. 30, 2024	Sep. 30, 2023
Troubled Debt Restructuring [Line Items]
Waive outstanding					25.00%
Fixed coupon interest					10.00%
Gain on troubled debt							$ 352,447
Penalty interest						24.00%
Earning per share (in Dollars per share)							$ 0.49
Reverse stock split (in Dollars per share)				$ 0.0049			$ 0.0049
Accounts Payable [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt							$ 236,447
Lender [Member]
Troubled Debt Restructuring [Line Items]
Penal interest							31,996
Mercury Car Rentals Limited [Member] | First Installment [Member]
Troubled Debt Restructuring [Line Items]
Installment amount	$ 59,692			$ 59,692
Mercury Car Rentals Limited [Member] | Second Installment [Member]
Troubled Debt Restructuring [Line Items]
Installment amount	35,815		$ 35,815
Mercury Car Rentals Limited [Member] | 3rd Installment [Member]
Troubled Debt Restructuring [Line Items]
Installment amount	$ 119,384
Subsequent Event [Member]
Troubled Debt Restructuring [Line Items]
Waive outstanding		25.00%	25.00%
Subsequent Event [Member] | Blacksoil Capital Private Limited [Member]
Troubled Debt Restructuring [Line Items]
Fixed coupon interest			10.00%
7.7% Debenture [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt							83,937
Mercury Car Rentals Limited [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt							$ 32,063